      As filed with the Securities and Exchange Commission on May 16, 2000.


                                                 Securities Act File No. 2-29020
                                        Investment Company Act File No. 811-1646
================================================================================


-----------------
OMB Number:            U.S. SECURITIES AND EXCHANGE COMMISSION
3235-0307                       WASHINGTON, D.C. 20549
Expires: 05/31/00                   _______________
Estimated average
Burden hours per                       FORM N-1A
response 212.80
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                                                                      _
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              | |
                                                                      -
                                                                      _
    Pre-Effective Amendment No.  __                                  | |
                                                                      -
                                                                      _
    Post-Effective Amendment No. 65                                  |X|
                                 __                                   -
                                       and
                                                                      _
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      | |
                                                                      -
                                                                      _
     Amendment No.   65                                              |X|
                     __                                               -



                        (CHECK APPROPRIATE BOX OR BOXES.)

                                CIGNA FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

           100 FRONT STREET, SUITE 300, WORCESTER, MASSACHUSETTS 01601
               (Address of Principal Executive Offices)       (Zip Code)

                                 (860) 726-3700
               Registrant's Telephone Number, including Area Code

                  LINDA R. JOHNSON, 100 FRONT STREET, SUITE 300
                         WORCESTER, MASSACHUSETTS 01601
                     (Name and Address of Agent for Service)

                                   CONTINUOUS
                 (Approximate Date of Proposed Public Offering)
                                _______________

It is proposed that this filing will become effective (check appropriate box):

      _
     |X|    Immediately upon filing pursuant to paragraph (b)
      -
      _
     | |    on (date) pursuant to paragraph (b)
      -
      _
     | |    60 days after filing pursuant to paragraph (a)(1)
      -
      _
     | |    on (date) pursuant to paragraph (a)(1)
      -
      _
     | |    75 days after filing pursuant to paragraph (a)(2)
      -
      _
     | |    on (date) pursuant to paragraph (a)(2) of rule 485.
      -

If appropriate, check the following box:

      _
     | |    This post-effective amendment designates a new effective date for a
      -     previously filed post-effective amendment.





                                 ---------------
PLEASE SEND COMMUNICATIONS TO:  JEFFREY S. WINER, ESQ.
                     c/o TIMESSQUARE CAPITAL MANAGEMENT, INC.
                 900 COTTAGE GROVE ROAD, S-215, HARTFORD CT 06152-2215
                                 (860) 726-5576

                             REGISTRATION STATEMENT
                                       ON
                                    FORM N-1A


This Post-Effective Amendment No. 65 to the Registration Statement of CIGNA Funds Group is comprised of the following papers and documents:

1.   Cover page;
2.   Facing sheet;
3.   Signature page; and
4.   Exhibits:
       h.(ix) Power of Attorney
       p. Business Ethics - CIGNA Investment Management Associates and Restricted Persons, dated February, 1999.

The prospectuses dated May 1, 2000 for the Retail, Premier and Institutional classes of CIGNA Funds Group, the Statement of Additional Information also dated May 1, 2000, and Part C and all other Exhibits, are hereby incorporated by reference to Post-Effective Amendment No. 64 filed on April 28, 2000 (accession number 0000022828-00-000009).

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant, CIGNA Funds Group, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomfield, and State of Connecticut on the 16th day of May, 2000.



                                    CIGNA Funds Group

                                    Richard H. Forde
                                    Chairman of the Board of Trustees
                                       and President

                                        /s/ Jeffrey S. Winer
                                    By:_______________________________________
                                            Jeffrey S. Winer
                                            Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 65 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



      SIGNATURE                                   TITLE                                   DATE
      ---------                                   -----                                   ----


Richard H. Forde                                 Chairman of                           May 16, 2000.
                                                 the Board of
                                                 Trustees and
                                                 President (principal
By:  /s/ Jeffrey S. Winer                        executive officer)
   ------------------------------------
      Jeffrey S. Winer
      Attorney-in-Fact


     /s/ Alfred A. Bingham III                   Treasurer                             May 16, 2000.
   ------------------------------------          (principal
      Alfred A. Bingham III                      financial officer
                                                 and principal
                                                 accounting officer)


This Amendment to the Registration Statement has also been signed below by Jeffrey S. Winer, Attorney-in-Fact, on behalf of the following Trustees on the date indicated, such Trustees being all of the Trustees currently holding the office of Trustee of Registrant.

        Hugh R. Beath                            Thomas C. Jones
        Richard H. Forde                         Paul J. McDonald
        Russell H. Jones


By:  /s/ Jeffrey S. Winer                                                              May 16, 2000,
   -----------------------------------
       Jeffrey S. Winer






                         SECURITIES ACT FILE NO. 2-29020
                    INVESTMENT COMPANY ACT FILE NO. 811-1646

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A






                                                                          _
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  | |
                                                                          -
                                                                          _
   Pre-Effective Amendment                                               | |
                                                                          -
                                                                          _
   Post-Effective Amendment No. 65                                       |X|
                                                                          -


                                   and


                                                                          _
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          | |
                                                                          -
                                                                          _
   Amendment No. 65                                                      |X|
                                                                          -






                               CIGNA FUNDS GROUP
               (Exact Name of Registrant as Specified in Charter)

                100 FRONT STREET, SUITE 300, WORCESTER, MA 01601
                    (Address of Principal Executive Office)


                                    EXHIBITS

                                  EXHIBIT INDEX


h. (ix)  Power of Attorney.

p. Business Ethics - CIGNA Investment Management Associates and Restricted Persons, dated February, 1999.